Document and Entity Information	Feb. 27, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001815442
Document Type	8-K
Document Period End Date	Feb. 27, 2025
Entity Registrant Name	KYMERA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39460
Entity Tax Identification Number	81-2992166
Entity Address, Address Line One	500 North Beacon Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(857)
Local Phone Number	285-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	KYMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false